Average Annual Total Returns - A C I Shares - JPMorgan Mid Cap Growth Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	40.01%	18.90%	15.30%	45.99%	19.59%	15.46%	48.26%	20.57%	16.29%	44.54%	18.84%	14.52%	30.68%	16.37%	13.13%	35.59%	18.66%	15.04%